SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
9.
SHARE-BASED COMPENSATION

The following table presents the classification of the Group’s share-based compensation expenses:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Facilitation and servicing	3,159	2,408	4,921
General and administrative	5,021	33,740	31,464
Research and development	5,461	6,038	6,823
Sales and marketing	1,545	362	11,145
Total	15,186	42,548	54,353

Share Options

In September 2016, Jiayin Technology approved an employee incentive plan (the “2016 Plan”) and utilized a limited liability partnership (“LLP”) as a vehicle to hold 13,500,000 shares that will be used under the 2016 Plan. The shares were contributed by the Founder and a company controlled by the Founder is the general partner (“GP”) of the LLP. The 2016 Plan allows the grantees to hold options to purchase LLP shares from the GP or the designated persons to indirectly hold the equity shares of Jiayin Technology.

Options have a 4.5-year life and vest at 15%, 25%, 30%, and 30% respectively at each anniversary. The awards are in substance share-based expenses incurred by the controlling Founder on behalf of the Company. The related expenses are reflected in the Group’s consolidated financial statements as share-based compensation expenses with an offsetting to additional paid-in capital. Given the shares owned by the LLP for the purpose of the 2016 Plan are existing outstanding shares of Jiayin Technology, the option does not have dilution effect on income per share.

In February 2019, the Group adopted the 2019 Share Incentive Plan (“2019 Plan”), effectively upon the completion of the Company’s initial public offering (“IPO”) to replace the 2016 Plan on a 4:1 ratio. The 2019 Plan contains performance vesting condition related to the operation results of the Group and the business department the grantee belongs to, as well as the grantee’s individual performance. The modification did not result in any incremental value. The shares to be issued under the 2019 Plan can be either new shares or treasury shares.

In August 2021, the Group granted one batch options equivalent of 108,400 share options of Jiayin Group with the exercise price of RMB3.5 per America Depository Shares (“ADSs”) to a then employee pursuant to the 2019 Plan. The options were fully exercised in 2021.

The weighted average grant date fair value of options granted during the years ended December 31, 2021, 2022 and 2023 was RMB18.60 per ADS, nil and nil, respectively.

9.
SHARE-BASED COMPENSATION – continued

The summary of the Share Option activities is as follows:

	Number of Options (in ‘000s)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
		RMB	Years	RMB
Options outstanding at December 31, 2022	894	3.5	1.27	16,076
Granted	—	—	—	—
Exercised	(364)
Forfeited	(472)
Options outstanding at December 31, 2023	58	3.5	2.00	894
Options exercisable at December 31, 2023	12	3.5	1.68	185
Options vested or expected to be vested at December 31, 2023	58	3.5	2.00	894

Total share-based compensation cost for the Share Options amounted to RMB15,186, RMB6,855 and RMB4,380 for the years ended December 31, 2021, 2022 and 2023, respectively. As of December 31, 2023, there was RMB181 in total unrecognized compensation cost, net of estimated forfeitures, related to non-vested stock options, which is expected to be recognized over a weighted average period of 2.00 years.

Restricted Share Units ("RSUs”)

The Group granted RSUs under 2019 plan which vested upon satisfaction of both service-based vesting conditions and performance-based vesting conditions. Performance-based RSUs vest in certain installments after the grant letter date, pending certification of performance achievement by the management and continued service. The fair value of performance-condition awards is based on the closing market price of the Group’s common stock on the grant date. The Group recorded share-based compensation expense for RSUs over the requisite service period when the performance condition is probable to meet and accounted for forfeitures as they occur.

The summary of the RSUs activities in 2023 is as follows:

	Number of RSUs (in ‘000s)	Weighted Average Grant-Date Fair Value
		RMB
Unvested at January 1, 2023	—	—
Granted	1,990	29.85
Vested	(1,690)	30.00
Canceled/Forfeited	(300)	29.03
Unvested at December 31, 2023	—	—

Total share-based compensation cost for the RSUs amounted to nil, RMB35,693 and RMB49,973 for the year ended December 31, 2021, 2022 and 2023, respectively. During the year ended December 31, 2023, 1,690 share units were exercised with an aggregate intrinsic value of RMB50,700. As of December 31, 2023, there was nil in total unrecognized compensation cost related to RSUs.